Intangible Assets, Net and Other Assets - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 18, 2021	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets accumulated amortization			$ (8,983)	$ (8,326)
Finite lived intangible assets weighted average remaining useful lives			1 year 8 months 12 days
Depreciation and Amortization
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 600	600
Palantir | Other intangibles
Finite-Lived Intangible Assets [Line Items]
Addition to finite lived intangible assets during the period			2,000	2,000
Finite lived intangible assets accumulated amortization			300
Software Subscription Service Agreement
Finite-Lived Intangible Assets [Line Items]
Payable towards services current				2,000
Class B 6A Redeemable Convertible Preferred Stock | Software Subscription Service Agreement With Palantir Technologies
Finite-Lived Intangible Assets [Line Items]
Temporary equity stock issued during the period shares new issues		3,777,148
Temporary equity stock issued during the period value		$ 2,000
Palantir Technologies | Master Subscription Agreement
Finite-Lived Intangible Assets [Line Items]
Asset acquistion consideration transferred	$ 50,000
Palantir Technologies | Initial tem 18 May 2021 to 13 June 2023
Finite-Lived Intangible Assets [Line Items]
Asset acquistion consideration transferred	11,000
Palantir Technologies | July 1, 2023 to May 7,2028
Finite-Lived Intangible Assets [Line Items]
Asset acquistion consideration transferred	$ 39,000
Southern Airways Corporation
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets accumulated amortization			(770)	(701)	$ (779)
Southern Airways Corporation | Depreciation and Amortization
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 69	$ 319
Southern Airways Corporation | Capitalized computer software
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets weighted average remaining useful lives					3 years